SHAREHOLDERS' EQUITY - Ordinary Shares (Details)	9 Months Ended	10 Months Ended
	Sep. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares
Class of Stock [Line Items]
Common shares, shares issued (in shares)		907,000
Common shares, shares outstanding (in shares)		907,000
Number of votes per share | Vote	1	1
Conversion ratio	1	1
Class A ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, shares outstanding (in shares)	28,407,000	28,407,000
Shares subject to possible redemption, outstanding (in shares)		27,500,000
Number of votes per share | Vote	1	1
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Shares subject to possible redemption, outstanding (in shares)	27,500,000	27,500,000
Class B ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	6,875,000	6,875,000
Common shares, shares outstanding (in shares)	6,875,000	6,875,000